FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of information about terms and conditions of hedging instruments and market risk
As at December 31, 2017, we had the following hedge positions outstanding:

	2018	2019
Notional amount (in thousands of Canadian dollars)	23,000	8,000
Estimated usage	31.0%	11.3%
Floor level ($1 Canadian dollars per U.S )	0.7835	0.8000
Cap level ($1 Canadian dollars per U.S.)	0.7372	0.7625

As at December 31, 2017, the spot price of diesel was $1.98/gallon and we have hedged the following future anticipated usage at the Marigold mine:

	2018	2019
Gallons hedged (in thousands)	3,276	252
Estimated usage	32.1%	2.5%
Floor price ($/gallon)	1.32	1.26
Cap price ($/gallon)	1.90	1.90

Disclosure of nature and extent of risks arising from financial instruments
The following are the most significant areas of exposure to currency risk, shown in thousands of U.S. dollars:

	December 31, 2017
	Canadian dollar	Argentine peso
Cash	5,342	17,223
Value added tax receivable	206	12,242
Other financial assets	200	884
Trade and other payables (excluding VAT and income taxes)	(17,017)	(5,021)
Provisions	—	(47,287)
Total	(11,269)	(21,959)

23.	FINANCIAL RISK MANAGEMENT (Continued)

	December 31, 2016
	Canadian dollar	Argentine peso
Cash	15,325	11,858
Value added tax receivable	398	17,826
Other financial assets	—	1,184
Trade and other payables (excluding income taxes)	(17,084)	(16,474)
Provisions	—	(7,329)
Total	(1,361)	7,065

Disclosure of sensitivity analysis for types of market risk
A 10% increase or decrease in the U.S. dollar exchange rate, as at December 31, 2017 and December 31, 2016, on financial assets and liabilities denominated in the following currencies, with all other variables held constant, would have resulted in the following impact to our total comprehensive income for the years ended December 31, 2017 and December 31, 2016, respectively:

Years ended December 31	2017	2016
	$	$
Canadian dollar	701	101
Argentine peso	1,460	476

Disclosure of credit risk exposure
Our maximum exposure to credit risk as at December 31, 2017 and December 31, 2016 was as follows:

	December 31, 2017	December 31, 2016
	$	$
Cash and cash equivalents	459,864	327,127
Value added tax receivable	13,755	19,993
Trade receivables and other assets	14,848	36,236
Other financial assets	22,399	14,116
	510,866	397,472

Disclosure of liquidity risk
The following is a maturity profile of financial liabilities and moratorium commitments presenting undiscounted cash flows to the contractual maturity date:

	Payments due by period (as at December 31, 2017)					At December 31, 2016
	Less than one year	1 - 3 years	4-5 years	After 5 years	Total	Total
	$	$	$	$	$	$
Trade and other payables	52,590	—	—	—	52,590	60,253
Moratorium	9,085	36,952	—	—	46,037	67,130
Notes (i)	—	265,000	—	—	265,000	265,000
Interest on convertible notes (i)	7,619	11,428	—	—	19,047	26,666
Total contractual obligations	69,294	313,380	—	—	382,674	419,049

(i)
The Notes mature in 2033 but are redeemable in part or in full at the option of the holder on February 1 at each of 2020, 2023, and 2028, or upon fundamental corporate changes. They are also redeemable by us in part or in full on and after February 1, 2018 (note 14).